VictoryShares US Small Cap High Div Volatility Wtd ETF Performance Management - VictoryShares US Small Cap High Div Volatility Wtd ETF	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Performance
Performance Narrative [Text Block]	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns over the same period to one or more broad measures of market performance. The Russell 3000® Index serves as the Fund’s regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart Closing [Text Block]	During the periods shown in the chart:ReturnsQuarter endedHighest Quarter34.09%December 31, 2020Lowest Quarter-32.91%March 31, 2020Year-to-date return1.80%September 30, 2025
Performance Table Heading	Average Annual Total Returns(For the Periods Ended December 31, 2024)
Performance Table Narrative	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	vcm.com
VictoryShares US Small Cap High Div Volatility Wtd ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date return
Bar Chart, Year to Date Return	1.80%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	34.09%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(32.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020